Document and Entity Information	Jun. 28, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000093556
Document Type	8-K
Document Period End Date	Jun. 28, 2024
Entity Registrant Name	Stanley Black & Decker, Inc.
Entity Incorporation State Country Code	CT
Entity File Number	1-5224
Entity Tax Identification Number	06-0548860
Entity Address, Address Line One	1000 Stanley Drive
Entity Address, City or Town	New Britain
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06053
City Area Code	(860)
Local Phone Number	225-5111
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock - $2.50 Par Value per share
Trading Symbol	SWK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false